Regulatory Matters and Capital Adequacy (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Restricted net assets of subsidiaries	$ 9,400,000,000
American Express Centurion Bank [Member]
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Dividends paid from retained earnings to its parent company	1,500,000,000	0	0
American Express Federal Services Bank [Member]
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Dividends paid from retained earnings to its parent company	550,000,000	0	0
American Express Centurion And Federal Savings Bank [Member]
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Retained Earnings Available For Payment Of Dividends	$ 4,600,000,000	$ 3,600,000,000